Preferred Stock and Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Authorized, Issued and Outstanding Shares of Preferred Stock by Series

The authorized, issued and outstanding shares of preferred stock by series are as follows (in thousands, except share amounts):

	Shares Authorized	Shares Outstanding	Liquidation Preference	Redemption Amount
As of December 31, 2014
Preferred stock	10,000,000	—	—	—

As of December 31, 2013
Redeemable convertible preferred stock:
Series A-1	135,826,497	127,140,530	$114,172	$57,086
Convertible preferred stock:
Junior preferred stock	12,138,080	12,138,080	5,450	—

Total	147,964,577	139,278,610	$119,622	$57,086

Summary of Proceeds Received and Costs Incurred in Connection with Company's Initial Public Offering

The proceeds received and costs incurred in connection with the Company’s initial public offering, shown in the period received or paid, were as follows (in thousands):

		Year ended December 31,
	Total	2014	2013
Gross proceeds (including over-allotment)	$50,600	$50,600	$—
Underwriting discounts and commissions	(3,542)	(3,542)	—
Offering costs	(2,800)	(1,107)	(1,693)

Net proceeds	$44,258	$45,951	$(1,693)

Summary of Proceeds Received and Costs Incurred in Connection with Company's Underwritten Public Offering share. The proceeds received and costs incurred in connection with this offering, shown in the period received or paid, were as follows (in thousands):

2014
Gross proceeds (including option to purchase additional shares)	$43,700
Underwriting discounts and commissions	(2,622)
Offering costs	(389)

Net proceeds	$40,689

Summary of Company's Stock Option Activity

A summary of the Company’s stock option activity under the Prior Plans and 2013 Plan is as follows:

	Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in 000’s)
Outstanding at December 31, 2013	1,543,667	$3.19	8.66	$9,128
Granted	1,240,673	10.61
Exercised	(340,220)	1.20
Canceled	(35,486)	10.93

Outstanding at December 31, 2014	2,408,634	$7.18	8.53	$31,031

Options exercisable at December 31, 2014	1,263,695	$4.02	7.78	$20,877

Options exercisable, vested and expected to vest at December 31, 2014	2,408,634	$7.18	8.53	$31,031

Schedule of Allocation of Stock-based Compensation for Equity Awards

The allocation of stock-based compensation for all equity awards is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Research and development (1)	$(663)	$391	$929	$1,175
General and administrative	645	520	2,254	1,003

	$(18)	$911	$3,183	$2,178

(1)	During the three months ended September 30, 2015, following the reduction in workforce initiatives (see Note 7), the Company reversed the previously recorded expense for unvested options of terminated employees aggregating $0.8 million.

The allocation of stock-based compensation for all equity awards is as follows (in thousands):

	As of December 31,
	2014	2013	2012
Research and development	$1,712	$1,264	$222
General and administrative	1,607	124	76

	$3,319	$1,388	$298

Summary of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance as of December 31, 2014 and 2013 is as follows:

	December 31,
	2014	2013
Granted and outstanding under the Plans	2,408,634	1,543,667
Available for grant under the 2012 Plan	294,845	26,294
Available for issuance under Employee Stock Purchase Plan	140,711	—
Common stock warrants issued and outstanding	206,340	702
Convertible preferred stock warrants issued and outstanding	—	231,821
Convertible preferred stock	—	11,151,192

	3,050,530	12,953,676

Summary of Exercisable Warrants Outstanding for Purchase of Common Stock

The following table summarizes the fully exercisable warrants outstanding for the purchase of common stock as of September 30, 2015 and December 31, 2014:

September 30, 2015	December 31, 2014	Exercise Price	Expiration Date
152,735	206,340	$5.61	October 2018

Summary of Company's Stock Option and RSU Activity

A summary of the Company’s stock option and RSU activity is as follows:

Options and RSUs
Outstanding at December 31, 2014	2,408,634
Granted	1,342,750
Exercised	(383,011)
Cancelled	(1,841,275)

Outstanding at September 30, 2015	1,527,098

Series A-1 Preferred Stock [Member]
Summary of Assumptions Used in Black-Scholes Option Pricing Model

In addition to the fair value of the underlying Series A-1 preferred stock, the following assumptions were used in the Black-Scholes option pricing model to determine the fair value of the preferred stock warrant liability:

	October 15, 2013	December 31, 2013	February 4, 2014
Risk-free interest rate	1.37%	1.58%	1.58%
Expected volatility	79%	82%	82%
Expected term (in years)	5.0	4.8	4.7
Expected dividend yield	0.0%	0.0%	0.0%

Stock Options [Member]
Summary of Assumptions Used in Black-Scholes Option Pricing Model

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	As of December 31,
	2014	2013	2012
Risk-free interest rate	1.90%	1.62%	2.29%
Expected volatility	80%	79%	84%
Expected term (in years)	6.0	5.6	5.9
Expected dividend yield	0.0%	0.0%	0.0%